Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.5277	6.9630
Profits/Loss [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.9001	6.9074